Investment Objectives and Goals - FT Vest U.S. Equity Buffer & Premium Income ETF - March	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Equity Buffer & Premium Income ETF – March (XIMR)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Equity Buffer & Premium Income ETF – March (the “Fund”) is to seek to provide investors with a consistent level of income that, when annualized, is approximately 8.33% (before fees and expenses) while providing a buffer against the first 10% of Underlying ETF losses, over the period from March 23, 2026 through March 19, 2027.